Note 2 - Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Estimated Salvage Value Per Light Weight Ton of Vessel	0.25	0.25
Ship Owning Crew Contract Term (Day)	9 days
Number of Reportable Segments	1
Vessels [Member]
Property, Plant and Equipment, Useful Life (Year)	25 years